Investments - Analysis of net realized gains (losses) and the change in unrealized (losses) gains on investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net realized gains (losses):
OTTI on investments, net of amounts transferred to other comprehensive income	$ (16,300)
Total net realized gains (losses) on investments	87,777	14,098	(188,359)
Net realized and unrealized (losses) on investment related derivative instruments	6,367	(1,228)	(22,981)
Net realized (losses) on investments and net realized and unrealized (losses) on investment related derivative instruments	94,144	12,870	(211,340)
Net change in unrealized gains (losses) on investments	(957,192)	1,196,430	795,712
Total net realized (losses) on investments, net realized and unrealized (losses) on investment related derivative instruments, and net change in unrealized gains (losses) on investments	(863,048)	1,209,300	584,372
Fixed maturities, short term investments and cash equivalents
Net realized gains (losses):
Gross realized gains	129,479	163,328	185,530
Gross realized losses on investments sold	(84,703)	(107,033)	(225,360)
OTTI on investments, net of amounts transferred to other comprehensive income	(16,282)	(74,245)	(159,435)
Total net realized gains (losses) on investments	28,494	(17,950)	(199,265)
Fixed maturities | AFS
Net realized gains (losses):
Net change in unrealized gains (losses) on investments	(913,174)	884,259	598,542
Fixed maturities | HTM
Net realized gains (losses):
Net change in unrealized gains (losses) on investments	(175,817)	221,647	212,419
Equity securities
Net realized gains (losses):
Gross realized gains	29,402	42,009	2,194
Gross realized losses on investments sold	(3,185)	(7,121)	(4,264)
OTTI on investments, net of amounts transferred to other comprehensive income	(17)	(3,746)	0
Total net realized gains (losses) on investments	26,200	31,142	(2,070)
Net change in unrealized gains (losses) on investments	105,163	44,361	(40,518)
Other investments
Net realized gains (losses):
Gross realized gains	46,934	11,610	18,505
Gross realized losses on investments sold	(13,851)	(7,983)	(4,792)
OTTI on investments, net of amounts transferred to other comprehensive income	0	(2,721)	(737)
Total net realized gains (losses) on investments	33,083	906	12,976
Affiliates and other investments
Net realized gains (losses):
Net change in unrealized gains (losses) on investments	$ 26,636	$ 46,163	$ 25,269